Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 24, 2012
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2012
Allianz NFJ International Small-Cap Value (First Prospectus Summary) | Allianz NFJ International Small-Cap Value | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AJVIX
Allianz NFJ International Small-Cap Value (First Prospectus Summary) | Allianz NFJ International Small-Cap Value | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AJVPX
Allianz NFJ International Small-Cap Value (First Prospectus Summary) | Allianz NFJ International Small-Cap Value | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AJVDX
Allianz NFJ International Small-Cap Value (Second Prospectus Summary) | Allianz NFJ International Small-Cap Value | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AJVAX
Allianz NFJ International Small-Cap Value (Second Prospectus Summary) | Allianz NFJ International Small-Cap Value | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AJVCX